Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value

4. Fair Value

The following table presents as of September 30, 2023 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of September 30, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Option liability	$-	$-	$742	$742
Liability Classified Warrants	-	92	-	92
Total Liabilities	$-	$92	$742	$834

The following table presents as of December 31, 2022 the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$1,835	$1,835
Option liability	$-	$-	$1,417	$1,417
Total Liabilities	$-	$-	$3,252	$3,252

The following table presents additional information about the convertible notes payable subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance as of December 31, 2022	$1,835
Issuance of debt	1,468
Change in fair value	423
Foreign currency exchange impact	(41)
Conversion to 373,570 shares of common stock in connection with the Merger	(3,685)
Balance as of September 30, 2023	$-

The convertible notes payable were valued using the fair value option and are considered Level 3 measured instruments. See Note 7 for additional information. Due to the embedded derivatives included in the convertible notes payable, the Company elected to use the fair value option. The fair value was determined based upon a probability-weighted present value approach under three scenarios that consider the provisions of the convertible notes payable. The following table outlines the range of significant unobservable inputs as of September 22, 2023, the closing date of the Merger, and December 31, 2022, respectively:

	Assumption
Unobservable input - Change of control	2023	2022
Probabilities of conversion provisions	100%	10 - 90%
Estimated timing of conversion*	N/A	0.25 - 1.41 years
Time period to maturity*	N/A	1.41 years
Risk-adjusted discount rate	7.3%	6.1%

*	The Merger occurred on September 22, 2023, at which point the convertible notes converted into Common Stock. As such, the timing of the conversion was September 22, 2023 and the time period to maturity was no longer relevant as the notes converted.

Cizzle Option Liability

The option liability related to Cizzle was valued using public market research to determine the probability of success that similar studies in the respiratory and cardiovascular disease areas and a Black-Scholes pricing model. In reviewing the public market research, the Company determined the phase transition success rates for trials similar to the related to COVID-19 (the “Covid Asset”) from Phase I to Phase II was 52.7%. In applying this rate to the sale of future revenue consideration realized, the Company determined the total underlying Covid Asset values to be $2.8 million. The Company used the underlying Covid Asset value within a Black-Scholes model to determine the fair value was $1.4 million December 31, 2022. In accordance with ASC 815, the fair value of the option was remeasured at the end of each reporting period, with changes in fair value recorded to the statement of operations and comprehensive income (loss). On September 26, 2023, Cizzle exercised the option and exchanged its right to future revenue for 395,460 shares of Common Stock.

Vela Option Liability

The option liability was valued using public market research to determine the probability of successful clinical trials for the Covid Asset. The probability was determined based on studies of clinical trials for assets similar to the Covid Asset. After this probability was estimated it was then utilized as an input into a Monte Carlo Simulation model in order to value the option liability. In reviewing the public market research, the Company determined the phase transition success rates for trials similar to the Covid Asset from Phase I to Phase II was 52.7%. In applying this rate to the sale of future revenue consideration realized, the Company determined the total underlying Covid Asset values to be $4.4 million. The Company used the underlying Covid Asset value within a Monte Carlo Simulation model to determine the fair value was $0.7 million at September 30, 2023. The option was issued in the second quarter of 2023, and as such, did not have a fair value at December 31, 2022. In accordance with ASC 815, the fair value of the option will be remeasured at the end of each reporting period, with changes in fair value recorded to the unaudited condensed consolidated statements of operations and comprehensive income (loss). As of September 30, 2023, the Company recorded an option liability of $0.7 million on the balance sheet.

The following table presents additional information about the option liability subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance as of December 31, 2022	$1,417
Option issued	1,505
Change in fair value	(2,054)
Option exercise	(151)
Foreign currency exchange impact	25
Balance as of September 30, 2023	$742

Liability Classified Warrants

The warrants issued to the PIPE Investor and an advisor in connection with the Merger are accounted for as liabilities in accordance with ASC 815-40 and are presented within Warrant liabilities in the unaudited condensed consolidated balance sheets. Warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

The measurements of the liability classified warrants are classified as Level 2 fair value measurements due to the use of an observable market quote for the Company’s publicly traded warrants, which are considered to be a similar asset in an active market.

The warrant liabilities are calculated by multiplying the quoted market price of the Company’s publicly traded warrants by the number of liability classified warrants.

During the period ended September 30, 2023, there were no transfers between Level 1 and Level 2, nor into or out of Level 3.

2. Fair Value

The following tables present as of December 31, 2022 and 2021 respectively, the Company’s liabilities subject to measurement at fair value on a recurring basis (in thousands):

	Fair Value Measurements as of December 31, 2022
In thousands	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$1,835	$1,835
Option liability	$-	$-	$1,404	$1,404
Total Liabilities	$-	$-	$3,239	$3,239

	Fair Value Measurements as of December 31, 2021
In thousands	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible notes payable	$-	$-	$749	$749
Total Liabilities	$-	$-	$749	$749

The following table presents additional information about the convertible notes payable subject to measurement at fair value on a recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance, beginning of period	$749
Notes issued	908
Change in fair value	264
Foreign currency exchange impact	(86)
Balance, end of period	$1,835

The convertible notes payable were valued using the fair value option and are considered Level 3 measured instruments. See Note 5 for additional information. Due to the embedded derivatives included in the convertible notes payable, the Company elected to use the fair value option. The fair value was determined based upon a probability-weighted present value approach under three scenarios that consider the provisions of the convertible notes payable. The following table outlines the range of significant unobservable inputs used in the third-party valuation of the convertible notes payable as of December 31, 2022 and December 31, 2021, respectively:

	Assumption
Unobservable input - Change of control	2022	2021
Probabilities of conversion provisions	10 - 90%	5 - 67.5%
Estimated timing of conversion	0.25 - 1.41 years	0.75 - 2.41 years
Time period to maturity	1.41 years	2.41 years
Risk-adjusted discount rate	6.1%	2.9%

The option liability was valued using public market research to determine the probability of success that similar studies in the respiratory and cardiovascular disease areas and a Black-Scholes pricing model. In reviewing the public market research, the Company determined the phase transition success rates for trials similar to the Covid Asset from Phase I to Phase II was 52.7%. In applying this rate to the sale of future revenue consideration realized , the Company determined the underlying Covid Asset value to be $2.8 million. The Company used the underlying Covid Asset value within a Black-Scholes model to determine the fair value was $1.4 million at December 31, 2022. In accordance with ASC 815, the fair value of the option will be remeasured at the end of each reporting period, with changes in fair value recorded to the statement of operations and total comprehensive loss. For the year ended December 31, 2022, the Company recorded an option liability of $1.4 million on the balance sheet.

The following table presents additional information about the option liability subject to measurement at fair value on recurring basis for which the Company used significant unobservable inputs (Level 3) (in thousands):

Amount
Balance, beginning of period	$-
Option issued	1,404
Change in fair value	-
Foreign currency exchange impact	-
Balance, end of period	$1,404

The following table presents the inputs to the Black-Scholes model as of December 31, 2022 to determine the fair value of the Covid Asset option (in thousands where applicable):

Black-Scholes Inputs	Assumption
Underlying asset price	$2,812
Strike Price	$3,960
Volatility	90%
Risk-free rate	4.68%
Dividend yield	0%
Option term	.71 years

During the years ended December 31, 2022 and 2021, there were no transfers between 1evel 1 and Level 2, nor into or out of Level 3.